Accounts Payable	12 Months Ended
Dec. 31, 2011
Accounts Payable
Accounts Payable

9.    Accounts Payable

        Accounts payable consisted of the following at December 31 (in thousands):

	2011	2010
Suppliers, repairers	$12,148	$12,251
Insurers, agents, brokers	1,486	856
Other creditors	1,510	1,641

Total	$15,144	$14,748